Income Taxes - Reconciliation From Federal Statutory Tax Rate to Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Federal statutory tax rate	35.00%	35.00%	35.00%
International investment tax credit	25.90%	(1.60%)	(1.80%)
Foreign tax rate differential	6.50%	(1.40%)	0.80%
State and local income taxes, net of U.S. federal income tax benefit	4.00%	3.10%	3.80%
Domestic manufacturing deduction	1.30%	(3.10%)	(4.40%)
Adjustment of uncertain tax positions and interest	0.00%	0.00%	4.40%
Acquisition-related expenses	0.00%	0.00%	3.00%
Section 162(m) limitation	(5.10%)	0.30%	0.50%
Impairment charges	(21.80%)	0.00%	0.00%
Change in valuation allowances	(22.60%)	0.90%	2.50%
Deferred tax effects	(19.20%)	0.00%	0.00%
Transition tax	(36.20%)	0.00%	0.00%
Other	1.70%	(0.70%)	2.70%
Effective income tax rate	(30.50%)	32.50%	46.50%